Supplement Dated August 11, 2014

To the

Prospectus Dated May 1, 2014

and the

Statement of Additional Information Dated May 1, 2014

For the

Scudder DestinationsSM Annuity

issued by

Zurich American Life Insurance Company

through its

ZALICO Variable Annuity Separate Account

This Supplement updates certain information in your variable annuity contract (“Contract”) Prospectus and Statement of Additional Information. Please read this Supplement carefully and keep it with your Prospectus for future reference.

Fund Name Changes

Effective August 11, 2014, DWS Investments VIT Funds changed its name to Deutsche Investments VIT Funds.

Effective August 11, 2014, DWS Variable Series I changed its name to Deutsche Variable Series I.

Effective August 11, 2014, DWS Variable Series II changed its name to Deutsche Variable Series II.

As a result of the Fund name changes, all references to DWS Investments VIT Funds, DWS Variable Series I, and DWS Variable Series II are deleted from your Prospectus and Statement of Additional Information and replaced with references to Deutsche Investments VIT Funds, Deutsche Variable Series I, and Deutsche Variable Series II, respectively.

Portfolio Name Changes

Effective August 11, 2014, DWS Equity 500 Index VIP changed its name to Deutsche Equity 500 Index VIP.

Effective August 11, 2014, DWS Bond VIP changed its name to Deutsche Bond VIP.

Effective August 11, 2014, DWS Capital Growth VIP changed its name to Deutsche Capital Growth VIP.

Effective August 11, 2014, DWS Global Small Cap VIP (formerly DWS Global Small Cap Growth VIP) changed its name to Deutsche Global Small Cap VIP.

Effective August 11, 2014, DWS Core Equity VIP changed its name to Deutsche Core Equity VIP.

Effective August 11, 2014, DWS International VIP changed its name to Deutsche International VIP.

Effective August 11, 2014, DWS Global Income Builder VIP changed its name to Deutsche Global Income Builder VIP.

Effective August 11, 2014, DWS Global Equity VIP (formerly DWS Diversified International Equity VIP) changed its name to Deutsche Global Equity VIP.

Effective August 11, 2014, DWS Small Mid Cap Value VIP changed its name to Deutsche Small Mid Cap Value VIP.

Effective August 11, 2014, DWS Global Growth VIP changed its name to Deutsche Global Growth VIP.

Effective August 11, 2014, DWS Government & Agency Securities VIP changed its name to Deutsche Government & Agency Securities VIP.

Effective August 11, 2014, DWS High Income VIP changed its name to Deutsche High Income VIP.

Effective August 11, 2014, DWS Large Cap Value VIP changed its name to Deutsche Large Cap Value VIP.

Effective August 11, 2014, DWS Money Market VIP changed its name to Deutsche Money Market VIP.

Effective August 11, 2014, DWS Small Mid Cap Growth VIP changed its name to Deutsche Small Mid Cap Growth VIP.

Effective August 11, 2014, DWS Unconstrained Income VIP changed its name to Deutsche Unconstrained Income VIP.

As a result of the Portfolio name changes, all references to DWS Equity 500 Index VIP, DWS Bond VIP, DWS Capital Growth VIP, DWS Global Small Cap VIP, DWS Core Equity VIP, DWS International VIP, DWS Global Income Builder VIP, DWS Global Equity VIP, DWS Small Mid Cap Value VIP, DWS Global Growth VIP, DWS Government & Agency Securities VIP, DWS High Income VIP, DWS Large Cap Value VIP, DWS Money Market VIP, DWS Small Mid Cap Growth VIP, and DWS Unconstrained Income VIP are deleted from your Prospectus and Statement of Additional Information and replaced with references to Deutsche Equity 500 Index VIP, Deutsche Bond VIP, Deutsche Capital Growth VIP, Deutsche Global Small Cap VIP, Deutsche Core Equity VIP, Deutsche International VIP, Deutsche Global Income Builder VIP, Deutsche Global Equity VIP, Deutsche Small Mid Cap Value VIP, Deutsche Global Growth VIP, Deutsche Government & Agency Securities VIP, Deutsche High Income VIP, Deutsche Large Cap Value VIP, Deutsche Money Market VIP, Deutsche Small Mid Cap Growth VIP, and Deutsche Unconstrained Income VIP, respectively.

We have made a corresponding change in the names of the Subaccounts that invest in the foregoing Portfolios.

Any references to “DWS Investments” are changed to “Deutsche Asset & Wealth Management.”

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